Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Capital Leases

The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2015:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2016	$839
2017	839
2018	839
2019	839
2020	863
Thereafter	5,280
Total minimum lease payments	$9,499
Less: Amount representing interest	2,801
Present value of minimum lease payment, net	$6,698

Future Minimum Payments under Noncancelable Operating Leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2015. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2016	$4,371
2017	3,740
2018	2,534
2019	2,094
2020	1,842
Thereafter	5,597
Total minimum lease payments	$20,178